Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021
Net Investment Income [Line Items]
Total revenue	¥ 707,003		¥ 632,721		¥ 1,364,816		¥ 1,241,534
Life insurance premiums
Net Investment Income [Line Items]
Total revenue	117,752		110,822		220,762		208,475
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	19,182	[1]	13,877	[1]	42,449	[2]	24,322	[2]
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue	¥ 136,934		¥ 124,699		¥ 263,211		¥ 232,797

[1]	Life insurance related investment income for the three months ended September 30, 2021 and 2022 include net unrealized holding a gain of ¥5,543 million and a loss of ¥1,222 million on equity securities held as of September 30, 2021 and 2022, respectively.
[2]	Life insurance related investment income for the six months ended September 30, 2021 and 2022 include net unrealized holding a gain of ¥9,689 million and a loss of ¥9,465 million on equity securities held as of September 30, 2021 and 2022, respectively.